Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31	December 31
	2010	2011

Denominated in U.S. dollars	$11,034	$10,576
Denominated in Euro	1,947	3,361
Denominated in NIS	108	318
Other	2	188

	$13,091	$14,443

Total decrease in cash and cash aqivalents balance in 2011 that is due to changes in exchange-rate differences totaled $319 (in 2010 - a decrease of $315).